Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
9. Income Taxes
Current expense									$ 4,079	$ 3,049	$ 2,972
Deferred income tax expense									(283)	(560)	164
Total income tax	$ 732	$ 824	$ 1,194	$ 1,046	$ 374	$ 1,113	$ 535	$ 467	$ 3,796	$ 2,489	$ 3,136